Trade receivable from and payable to related parties (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 892,101	$ 502,565
Balances payable to related parties [Abstract]
Total accounts payable, short term	2,879	5,623
Accounts Receivables Non Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	180,257	143,238
Accounts Receivables Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	574,774	396,931
Freeport Minerals Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	707,590	517,555
Balances payable to related parties [Abstract]
Amounts payable to related parties	225	2,617
Sumitomo Metal Mining Company, Ltd. [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	35,503	14,966
Climax Molybdenum Marketing Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	11,938	7,648
Freeport-McMoRan Sales Company Inc. [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties	2,479	2,811
Minera Freeport-McMoRan South America Ltda [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties	175	195
Embedded derivatives [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 137,070	$ (37,604)